Lease liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	$ 2,393,674
Interest	506,403
Present value of minimum lease payments	1,887,271
Current portion of lease liabilities	392,279	$ 576,232
Non-current portion of lease liabilities	1,494,992	$ 499,541
Less than one year
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	518,355
Interest	126,076
Present value of minimum lease payments	392,279
Between one and five years
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	1,156,764
Interest	289,007
Present value of minimum lease payments	867,757
More than five years
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	718,555
Interest	91,320
Present value of minimum lease payments	$ 627,235